SCHEDULE OF INVESTMENTS December 31, 1995

NAME OF ISSUER                                                 RATING
Percentages represent the market value of each               MOODY'S/S&P  COUPON            PRINCIPAL    MARKET
investment category to total net assets                      (UNAUDITED)   RATE   MATURITY   AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------
ENERGY (8.6%)
Anaconda-Deer River Cty. (Arco) Solid Waste Rev                  A/A      6.375%  10/01/16  $1,500,000 $ 1,583,445
MT (Broadwater Power) Coal Severance Tax Ref.                  A1/AA-     6.875   12/01/17     445,000     485,148
                                                                                                       -----------
                                                                                                       $ 2,068,593
                                                                                                       -----------
HEALTH CARE (13.4%)
MT St. Hlth. Fac. Auth. (MT Devl. Ctr.) Rev.                    A/NR      6.300%  06/01/14  $  500,000 $   544,155
MT St. Hlth. Fac. Auth. (MT Devl. Ctr.) Rev.                    A/NR      6.400   06/01/19   1,000,000   1,064,820
MT Hlth. Fac. Auth. (Master Loan Pgm.) Rev.                     A/NR      6.400   10/01/14     450,000     485,154
MT Hlth. Fac. Auth. (Northern Montana Care Ctr.) Rev.          Baa/NR     6.350   09/01/15   1,000,000   1,020,600
MT Hlth. Fac. Auth. (Bozeman Deaconess) Rev.                   Baa/NR     5.750   06/01/08     100,000     103,249
                                                                                                       -----------
                                                                                                       $ 3,217,978
                                                                                                       -----------
HOUSING (23.1%)
MT Board of Housing, Single Family Program                      Aa/A+     6.250%  12/01/17  $1,000,000 $ 1,019,420
MT Board of Housing, Single Family Program                     Aa/AA+     6.350   06/01/27   1,500,000   1,570,665
MT Board of Housing, Single Family Program                     Aa/AA+     6.550   12/01/25      95,000      98,308
MT Board of Housing, Single Family Program                      A/AA+     6.400   12/01/35     500,000     512,625
MT Board of Housing, Single Family Program                     Aa/AA+     6.400   12/01/27     310,000     318,996
MT Board of Housing, Single Family Program                     Aa/AA      6.500   12/01/32     150,000     154,510
MT Board of Housing, Single Family Program                     Aa/AA+     6.100   12/01/24     715,000     731,988
MT Board of Housing, Single Family Program                     Aa/AA+     6.300   06/01/08     240,000     253,042
MT Board of Housing, Single Family Program                     Aa/AA+     6.750   12/01/14     235,000     251,671
MT Board of Housing, Single Family Program                     Aa/AA+     6.900   06/01/25      95,000     100,936

MT Board of Housing, Single Family Program                     Aa/AA+     6.700   12/01/26     510,000     547,016
                                                                                                       -----------
                                                                                                       $ 5,559,177
                                                                                                       -----------
POLLUTION CONTROL (3.6%)
Forsyth (Montana Power) PCR                                   Baa1/BBB+   6.125%  05/01/23  $  300,000 $   314,118
Forsyth (Montana Power) PCR                                   Baa1/BBB+   5.900   12/01/23     300,000     305,445
Lewis & Clark Co. (Asarco Inc.) PCR                            Baa/BBB    6.750   12/01/06     240,000     241,553
                                                                                                       -----------
                                                                                                       $   861,116
                                                                                                       -----------
REAL ESTATE (2.9%)
Billings Tax Increment Urban Renewal Ref.                      Baa/NR     7.100%  03/01/08  $  650,000 $   705,425
                                                                                                       -----------
                                                                                                       $   705,425
                                                                                                       -----------
STATE EDUCATION (3.3%)
MT Hgr. Educ. Student Assistance Corp. Rev.                     A/NR      6.500%  12/01/12  $  250,000 $   262,347
MT Hgr. Educ. Student Assistance Corp. Rev.                     A/NR      6.500   12/01/14     500,000     528,810
                                                                                                       -----------
                                                                                                       $   791,157
                                                                                                       -----------
UTILITIES (1.1%)
Lewis & Clark Co. Solid Waste Fac. Rev.                         A/NR      6.100%  10/01/14  $  250,000 $   266,265
                                                                                                       -----------
                                                                                                       $   266,265
                                                                                                       -----------
INSURED (37.7%)
Forsyth (Puget Sound Pwr. & Lt.) PCR (AMBAC)                   Aaa/AAA    7.050%  08/01/21  $  750,000 $   846,398
Forsyth (Puget Sound Pwr. & Lt.) PCR (AMBAC)                   Aaa/AAA    6.800   03/01/22   1,125,000   1,252,058
Forsyth (Puget Sound Pwr. & Lt.) PCR (MBIA)                    Aaa/AAA    5.875   04/01/20     540,000     554,483
Forsyth (Montana Power) PCR Ref. (AMBAC)                       Aaa/AAA    6.125   05/01/23   1,500,000   1,660,605
Forsyth (Montana Power Co.) PCR (MBIA)                         Aaa/AAA    6.125   05/01/23   1,500,000   1,660,605
*Great Falls, Water & Sewerage Rev. (FGIC)                     Aaa/AAA    6.400   08/01/12     300,000     326,490
MT Hlth. Fac. Auth. (St. Pat's) Rev. (AMBAC)                   Aaa/AAA    6.625   09/01/12     195,000     213,771
MT Hlth. Fac. Auth. (Holy Rosary) Rev. (MBIA)                  Aaa/AAA    5.250   07/01/20     250,000     242,815
MT Hlth. Fac. Auth. (Deaconess Clinic) Rev. (AMBAC)            Aaa/AAA    5.250   02/15/20     600,000     582,426
MT Board of Investments (Workers Comp.) (MBIA)                 Aaa/AAA    6.875   06/01/11     200,000     223,788
MT Board of Investments (Workers Comp.) (MBIA)                 Aaa/AAA    6.875   06/01/20     500,000     555,070
*Richland Cty. (Mon.-Dak. Utilities) PCR (FGIC)                Aaa/AAA    6.650   06/01/22     300,000     330,540
Richland Cty. (Mon.-Dak. Utilities) PCR (FGIC)                 Aaa/AAA    6.650   06/01/22     300,000     330,540
Silver Bow, (Butte-Silver Bow) Water Rev. (FGIC)               Aaa/AAA    6.650   11/01/14     275,000     300,952
                                                                                                       -----------
                                                                                                       $ 9,080,541
                                                                                                       -----------

                                                                                                       -----------
TOTAL MONTANA MUNICIPAL BONDS (COST: $21,427,455)                                                      $22,550,252
                                                                                                       -----------
SHORT-TERM SECURITIES (5.7%)
 Goldman Sachs Institutional Liquid Asset Tax Exempt
  Diversified Portfolio                                                                                $   366,922
 Federated Intermediate Muni Trust #078                                                                  1,005,188
                                                                                                       -----------
 TOTAL SHORT-TERM SECURITIES (COST: $1,366,922)                                                        $ 1,372,110
                                                                                                       -----------

TOTAL INVESTMENTS IN SECURITIES (COST: $22,794,377)                                                    $23,922,362
                                                                                                       ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 1995

STATEMENT OF ASSETS AND LIABILITIES December 31, 1995
-----------------------------------------------------
ASSETS
     Investments in securities, at
     value (cost: $22,794,377)          $  23,922,362
     Accrued dividends receivable               6,018
     Accrued interest receivable              242,692
     Receivable for fund shares sold           15,000
     Deferred organization costs                8,523
                                        -------------
        Total Assets                    $  24,194,595
                                        -------------

LIABILITIES
     Bank overdraft                     $      16,399
     Dividends payable                         99,508
     Accrued expenses                          23,299
                                        -------------
        Total Liabilities               $     139,206
                                        -------------

NET ASSETS                              $  24,055,389
                                        =============
     Net asset value per share,
     2,395,706 shares outstanding       $       10.04
                                        =============

STATEMENT OF OPERATIONS for the year ended December 31, 1995
------------------------------------------------------------

INVESTMENT INCOME
     Interest                           $     983,989
     Dividends                                 45,099
                                        -------------
         Total Investment Income        $   1,029,088
                                        -------------
EXPENSES
     Distribution (12b-1 fees)          $      44,334
     Investment advisory fees                 106,401
     Custodian fees                             4,854
     Transfer agent fees                       26,816
     Accounting service fees                    2,324
     Audit and legal fees                       4,945
     Insurance                                  1,834
     Directors fees                                83
     Printing and postage                      17,574
     License, fees, and registrations           5,801
     Amortization of organization costs         3,229
                                        -------------
        Total expenses                  $     218,195
     Less expenses waived or absorbed
     by the Fund's manager                     99,757
                                        -------------
        Total Net Expenses              $     118,438
                                        -------------

NET INVESTMENT INCOME                   $     910,650
                                        -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES:
     Net realized gain (loss) from:
     Investment transactions                  (71,153)
     Futures transactions                    (642,925)
     Net change in unrealized
     appreciation (depreciation) of
     investments                            1,845,230
         Net Realized And Unrealized
         Gain (Loss) on Investments
         and Futures                    $   1,131,152
                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS               $   2,041,802
                                        =============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 1995

STATEMENT OF CHANGES IN NET ASSETS
 for the years ended December 31, 1995 and 1994
-----------------------------------------------

                                                                                      For the Year    For the Year
                                                                                         Ended           Ended
                                                                                      December 31,    December 31,
                                                                                          1995           1994
                                                                                      ----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income                                                             $    910,650    $    444,730
    Net realized gain (loss) on investment and futures transactions                       (714,078)        (37,452)
    Net unrealized appreciation (depreciation) on investments                            1,845,230        (692,985)
                                                                                      ----------------------------
         Net Increase (Decrease) in Net Assets Resulting From Operations              $  2,041,802    $   (285,707)
                                                                                      ----------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income                                              $   (910,650)   $   (444,730)
    Distributions in excess of net investment income                                       (42,685)        (21,811)
    Distributions from net realized gain on investment and futures transactions                  0               0
                                                                                      ----------------------------
         Total Dividends and Distributions                                            $   (953,335)   $   (466,541)
                                                                                      ----------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                                      $ 10,719,956    $  7,450,974
    Proceeds from reinvested dividends                                                     603,502         269,271
    Cost of shares redeemed                                                               (312,363)       (246,694)
                                                                                      ----------------------------
         Net Increase (Decrease) in Net Assets Resulting
         From Capital Share Transactions                                              $ 11,011,095    $  7,473,551
                                                                                      ----------------------------

TOTAL INCREASE IN NET ASSETS                                                          $ 12,099,562    $  6,721,303

NET ASSETS, BEGINNING OF PERIOD                                                         11,955,827       5,234,524
                                                                                      ----------------------------
NET ASSETS, END OF PERIOD                                                             $ 24,055,389    $ 11,955,827
                                                                                      ============================

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS December 31, 1995

Note 1. ORGANIZATION

        Montana Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on April 15, 1993 and commenced operations on August 12, 1993. The Funds objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax exempt securities.

        Shares of the Fund are offered with no initial sales charge. Shares may be subject to a contingent deferred sales charge, if those shares are redeemed within five years of purchase.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        INVESTMENT SECURITY VALUATION - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

        The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

        DEFERRED ORGANIZATION COSTS - Costs incurred in connection with initial registration and public offering of the shares of the Fund amounted to $16,187. These costs have been paid by ND Holdings, Inc. (the Fund's sponsor) and may be reimbursed by the Fund. Repayment of these costs are currently being waived by the fund's sponsor. These costs are being amortized over a five year period. If the Manager redeems any or all of its shares in the Fund representing initial capital prior to the end of the 60-month amortization period, the manager will reimburse the Fund for the unamortized balance in the same proportion as the number of shares redeemed bear to the number of initial shares outstanding at the time of redemption.

        FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

        DISTRIBUTION TO SHAREHOLDERS -Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

        INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

        FUTURES CONTRACTS AND OPTIONS - The Fund may purchase and sell financial futures and option contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

        A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of US Government or Municipal securities at a set price on a future date.

        Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index, and are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.

        The Fund may purchase options on financial futures contracts. Daily fluctuations in the value of the options are recorded for financial reporting purposes as unrealized gains or losses by the fund. Upon sale or expiration of the option, the Fund will realize, for book purposes, a gain or loss equal to the difference between the cost of the option and the value on sale or expiration date.

        Certain risks may arise upon entering into futures contracts and options. These risks may include changes in the value of the futures contracts or options that may not directly correlate with changes in the value of the underlying securities.

        USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note 3. SHARE TRANSACTIONS

        As of December 31, 1995, there were 200,000,000 shares of $.001 par authorized; 2,395,706 and 1,272,951 were outstanding at December 31, 1995 and December 31, 1994, respectively.

        Transactions in capital shares were as follows:

                                                        Shares                     Amount
                                             ---------------------------  --------------------------
                                              For the year  For the year  For the year  For the year
                                                 ended         ended         ended         ended
                                              December 31,  December 31,  December 31,  December 31,
                                                 1995          1994           1995         1994
                                             -------------------------------------------------------
Shares sold                                    1,093,033      751,657     $10,719,956   $7,450,974
Shares issued on reinvestment of dividends        61,616       27,230         603,502      269,271
Shares redeemed                                  (31,894)     (25,699)       (312,363)    (246,694)
                                             -------------------------------------------------------
Net increase                                   1,122,755      753,188     $11,011,095   $7,473,551
                                             =======================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        ND Money Management, Inc., the Fund's investment adviser, ND Capital, Inc., the Fund's underwriter, and ND Resources, Inc., the Fund's transfer agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor. As of December 31, 1995, ND Capital, Inc., owns 10,000 shares of the Fund.

        The Fund has engaged ND Money Management, Inc., to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $74,104 of investment advisory and management fees for the period ended December 31, 1995. The Fund has a payable to ND Money Management, Inc. of $9,416 at December 31, 1995 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

        The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the Plan), whereby the Fund shall pay at the annual rate of 0.75% of the average daily net assets of the Fund to ND Capital, Inc. (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at a rate not to exceed 0.75% of the average daily net assets of the Fund for the prior month. The Fund has recognized $44,334 of 12b-1 fee expenses for the year ended December 31, 1995. The Fund has a payable to ND Capital, Inc. of $4,708 at December 31, 1995 for 12b-1 fees.

        ND Holdings, Inc. has elected to reimburse certain administrative costs incurred by the Fund to provide a fair return to the investors during the growth stage of the Fund. As the Fund grows, these expenses will be assumed gradually by the Fund. The expenses reimbursed by ND Holdings, Inc. for the year ended December 31, 1995 amounted to $99,757. The Fund has a payable to ND Holdings, Inc. of $8,523 at December 31, 1995 for the unamortized cost incurred in connection with the initial registration and public offering of the shares of the fund.

Note 5. INVESTMENT SECURITY TRANSACTIONS

        The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $10,439,000, and $1,236,350, respectively, for the year ended December 31, 1995.

Note 6. INVESTMENT IN SECURITIES

        At December 31, 1995, the aggregate cost of securities for federal income tax purposes was $22,794,377, and the net unrealized appreciation of investments based on the cost was $1,127,985, which is comprised of $1,132,835 aggregate gross unrealized appreciation and $4,850 aggregate gross unrealized depreciation.

FINANCIAL HIGHLIGHTS Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                                             For the Period
                                                                             Since Inception
                                                For the Year  For the Year  (August 12, 1993)
                                                   Ended         Ended           through
                                                December 31,  December 31,     December 31,
                                                   1995          1994             1993
                                                ----------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  9.39       $ 10.07           $10.00
                                                ----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income                        $   .51       $   .50           $  .19
     Net realized and unrealized gain (loss) on
      investment and futures transactions             .67          (.66)             .09
                                                ----------------------------------------------
         Total From Investment Operations         $  1.18       $  (.16)          $  .28
                                                ----------------------------------------------
LESS DISTRIBUTIONS
     Dividends from net investment income         $  (.51)      $  (.50)          $ (.19)
     Distributions in excess of net
      investment income                              (.02)         (.02)            (.01)
     Distributions from realized gains                .00           .00             (.01)
                                                ----------------------------------------------
         Total Distributions                      $  (.53)      $  (.52)          $ (.21)
                                                ----------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $ 10.04       $  9.39           $10.07
                                                ==============================================

TOTAL RETURN                                        12.85%(C)     (1.70)%(C)        7.00%(A)(C)

Ratios/Supplemental Data:
     Net assets, end of period (in thousands)     $24,055       $11,956           $5,235
     Ratio of net expenses (after expense
      assumption) to average net assets               .66%(B)       .46%(B)          .12%(A)(B)
     Ratio of net investment income to
      average net assets                             5.11%         5.06%            4.84%(A)
     Portfolio turnover rate                         7.39%        12.46%           26.05%

(A) Ratio was annualized.
(B) During the periods indicated above, ND Holdings, Inc. assumed expenses of $99,757, $87,483, and $21,944. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 1.22%, 1.46% and 1.71%, respectively.
(C) Excludes contingent deferred sales charge of 4%.

                             [GRAPH APPEARS HERE]

            Comparison of change in value of $10,000 investment in Montana Tax-Free Fund, Inc. and Lehman Municipal Bond Index (Unaudited)

--------------------------------------------------------------------------------------------------

               Montana Tax-Free Fund        Montana Tax-Free Fund with        Lehman Municipal
                   without CDSC              maximum applicable CDSC             Bond Index
--------------------------------------------------------------------------------------------------
8/12/1993             $10,000                        $10,000                       $10,000
--------------------------------------------------------------------------------------------------
     1994             $10,268                        $ 9,868                       $10,548
--------------------------------------------------------------------------------------------------
     1995             $10,093                        $ 9,718                       $ 9,690
--------------------------------------------------------------------------------------------------
     1996             $11,390                        $11,090                       $11,821
--------------------------------------------------------------------------------------------------

                          INDEPENDENT AUDITOR'S REPORT



To the Shareholders and Board of Directors of Montana Tax Free Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Montana Tax Free Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 1995, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from inception (August 12, 1993) through December 31, 1993. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Montana Tax Free Fund, Inc. as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.



BRADY, MARTZ & ASSOCIATES, P.C.

February 12, 1996